Restricted Cash	12 Months Ended
Dec. 31, 2018
Restricted Cash [Abstract]
RESTRICTED CASH

Note 5 – RESTRICTED CASH

The current portion of restricted cash includes cash deposits pledged in exchange for guarantee service provided by third parties in the amount of $33,482, restricted cash of $500,000 which is discussed in the paragraph below, and certificate of deposits of $5,500,000 in the Newater HK’s offshore bank account pledged for the short-term loan of $4,369,016 (RMB 30,000,000) from Industrial and Commercial Bank of China. Also see Note 12 for details on the loan. As of December 31, 2018 and 2017, the Company had current portion of restricted cash of $6,033,482 and $6,753,685, respectively.

As of December 31, 2017, the Company had non-current portion of restricted cash of $500,000 which was held as security in an escrow account pursuant to an escrow indemnification agreement in connection with the Company’s initial public offering to satisfy the potential indemnification obligations for an escrow period of two years following the closing date of the Company’s initial public offering on August 2, 2017. As of December 31, 2018, the balance was reclassified to restricted cash, current.